Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)

Note 16 – Other Comprehensive Income (Loss)

Other comprehensive income (loss) components and related taxes follow:

(Dollars in thousands)

	2011	2010	2009

Unrealized holding gains on available for sale securities	$2,448	$635	$1,364
Less reclassification adjustments for gains included in net income	129	443	355

Net unrealized gains	2,319	192	1,009
Less tax effect	789	65	344

Net-of-tax amount	1,530	127	665

Change in funded status of post-retirement benefit plan	(23)	(21)	9
Tax effect	(8)	(7)	3

Net-of-tax amount	(15)	(14)	6

Total	$1,515	$113	$671

Accumulated other comprehensive income, a component of equity, was comprised of the following at December 31:

(Dollars in thousands)

	2011	2010

Unrealized holding gains on available for sale securities	$3,402	$1,083
Unrecognized actuarial gains on post-retirement benefit plan	258	281
Tax effect	(1,245)	(464)

Net accumulated other comprehensive income	$2,415	$900